Reconciliation of Liabilities Arising from Financing Activities (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Summary of Detailed Information about Reconciliation of Liabilities Arising from Financing Activities

The table below details changes in the Group’s liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the Group’s consolidated statements of cash flows as cash flows from financing activities.

	Convertible Preferred Shares	Lease liabilities	Accrued share issue costs (under other payables)	Total
As of January 1, 2021	$284,791	$1,511	$511	$286,813
Financing cash flows	—	(611)	(1,173)	(1,784)
Non-cash changes:
Fair value change	37,424	—	—	37,424
New leases entered	—	53	—	53
Issue costs accrued	—	—	1,306	1,306
Interest expense	—	83	—	83
As of December 31, 2021	322,215	1,036	644	323,895
Financing cash flows	—	(686)	—	(686)
Non-cash changes:
Fair value change	189,646	—	—	189,646
New leases entered	—	548	—	548
Reversal on accrued share issue costs	—	—	(644)	(644)
Interest expense	—	93	—	93
As of December 31, 2022	511,861	991	—	512,852
Financing cash flows	—	(688)	—	(688)
Non-cash changes:
Fair value change	76,424	—	—	76,424
Preferred shares converted to common stock	(588,285)	—	—	(588,285)
Reversal on accrued share issue costs	—	—	—	—
Interest expense	—	122	—	122
As of December 31, 2023	$—	$425	$—	$425